SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION

2	SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION

BASIS OF ACCOUNTING - These interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended December 31, 2025 included in the Annual Report on Form 20-F filed on April 27, 2026 by the Company (‘last annual financial statements’). These unaudited consolidated financial statements reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented. These adjustments are of a normal, recurring nature. Interim period operating results may not be indicative of the operating results for a full year. They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards and the rules of the SEC. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

USE OF JUDGEMENT AND ESTIMATE - In preparing these interim financial statements, management has made judgements and estimates about the future that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment, leasing transactions that are accounted for in accordance with IFRS 16 Leases, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 Inventories or value in use in IAS 36 Impairment of Assets.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

ADOPTION OF NEW AND REVISED STANDARDS – The Group has applied the following amendments to IFRSs issued by the IASB to these consolidated financial statements for the current accounting period:

●	Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments
●	Annual Improvements to IFRS Accounting Standards – Volume 11, Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements, and IAS 7 Statement of Cash Flows
●	Amendments to IFRS 9 and IFRS 7, Contracts Referencing Nature-dependent Electricity

At the date of authorization of these consolidated financial statements, the management determined that the adoption of the above amendments to IFRS have not had any material impact on the consolidated financial statements of the Group in the period of their initial adoption.

NEW AND REVISED IFRS STANDARDS IN ISSUE BUT NOT YET EFFECTIVE – At the date of authorization of these consolidated financial statements, the Group has not adopted the following new and revised IFRSs and amendments to IFRS that have been issued but are not yet effective to them.

●	Amendments to IFRS 18, Presentation and Disclosures in Financial Statements
●	Amendments to IFRS 19, Subsidiaries without Public Accountability: Disclosures

The Company do not expect that the adoption of the standards listed above will have a material impact on the consolidated financial statements of the group in future periods.

The preparation of these consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgement or complexity, or areas where estimates and assumptions are significant to the consolidated financial statements.